Insurance (Tables)	12 Months Ended
Oct. 31, 2025
Insurance service result [abstract]
Summary of Sensitivities of Earning to Increase or Decreases in Policy-related Assumptions
The table below presents the sensitivity of earnings to increases or decreases in policy-related assumptions.

(Canadian $ in millions)	2025				2024
	Contractual service margin		Profit or loss		Contractual service margin		Profit or loss
	Gross	Net	Gross	Net	Gross	Net	Gross	Net
Policy-related Assumptions
Mortality rates (1% increase) (1)	$(8)	$15	$1	$2	$(17)	$10	$1	$1
Lapse rates (10% increase) (2)	(45)	38	(82)	(74)	(151)	(52)	(10)	(4)
Expenses (5% increase) (3)	(14)	(14)	(1)	(1)	(15)	(15)	–	–

(1)	Mortality relates to the occurrence of death and is a key assumption for our life insurance business.
(2)
Policies are terminated through lapses and surrenders, where lapses represent the termination of policies due to non-payment
of premiums and surrenders represent the voluntary termination of policies by policyholders.

(3)	Directly attributable operating expense assumptions reflect the projected cost of maintaining and servicing in-force policies, including associated directly attributable overhead expenses.

Summary of Insurance Service Results
Insurance service results in our Consolidated Statement of Income are as follows:

(Canadian $ in millions)	2025	2024
Insurance revenue	$1,922	$1,767
Insurance service expenses	(1,464)	(1,330)
Net expenses from reinsurance contracts	(37)	(97)
Insurance service results	$421	$340

Summary of Insurance Investment Results
Insurance investment results in our Consolidated Statement of Income are as follows:

(Canadian $ in millions)	2025	2024
Investment return	$1,122	$2,320
Insurance finance (expense) from insurance and reinsurance contracts held	(955)	(2,098)
Movement in investment contract liabilities	(43)	(117)
Insurance investment results	$124	$105

Summary of the Insurance Liability by Remaining Coverage and Incurred Claims
Insurance contract liabilities by remaining coverage and incurred claims comprise the following:

(Canadian $ in millions)			2025			2024
	Liabilities for remaining coverage	Liabilities for incurred claims	Total	Liabilities for remaining coverage	Liabilities for incurred claims	Total
Insurance contract liabilities, beginning of year	$17,047	$201	$17,248	$13,114	$235	$13,349
Insurance service results	(2,406)	2,048	(358)	(1,448)	1,101	(347)
Net finance expenses from insurance contracts	1,048	–	1,048	2,206	–	2,206
Total cash flows	3,763	(2,039)	1,724	3,176	(1,136)	2,040
Other changes in the net carrying amount of the insurance contract (1)	(785)	(11)	(796)	(1)	1	–
Insurance contract liabilities, end of year (2)	$18,667	$199	$18,866	$17,047	$201	$17,248

(1)	Includes $798 million relating to the sale of a non-strategic portfolio of insurance contracts for the year ended October 31, 2025.
(2)	The liabilities for incurred claims relating to insurance contracts in our creditor and reinsurance business were $102 million as at October 31, 2025 ( $115 million as at October 31, 2024 ) .

Summary of Yield Curve Used to Discount Cash Flows that do not Vary Based on Underlying Items
We use the following rates to discount fulfilment cash flows of our insurance contracts, which are based on a risk-free yield adjusted for an illiquidity premium that reflects the liquidity characteristics of the liabilities:

Portfolio duration:	2025	2024
1 year	3.24%	4.16%
3 years	3.54%	4.17%
5 years	3.89%	4.35%
10 years	4.67%	4.82%
20 years	5.25%	5.15%
30 years	4.99%	4.98%
Ultimate	5.00%	5.00%

Summary of Fair Value Changes in Investment Securities
The following table presents the fair value and changes in fair value in our investment contract liabilities measured at FVTPL:

(Canadian $ in millions)	Fair value	Notional amount due at contractual maturity	Difference between fair value and amount due at contractual maturity	Change in fair value – gains (losses) recorded in the Consolidated Statement of Income	Change in fair value – gains (losses) due to own credit risk recorded in OCI (before tax)	Cumulative change in fair value – gains (losses) due to own credit risk recognized in AOCI (before tax)
As at October 31, 2025	$745	$1,278	$(533)	$(35)	$ 28	$2
As at October 31, 2024	796	1,336	(540)	(86)	(34)	(26)

Summary of Sensitivity Analysis to Changes in Risk Exposures that Arise from Contracts Within Scope of IFRS 17
The table below reflects the estimated immediate impact on, or sensitivity of, income before taxes to certain changes in interest rates, and includes the estimated impact of the above hedging arrangements and our exposure to equity price risk arising from our investment in equity securities.

(Canadian $ in millions)	2025	2024
Interest Rate Sensitivity (1) (2)
50 basis point increase	$ 2	$ 6
50 basis point decrease	(6)	(9)

Equity Market Sensitivity (3)
10% increase	$ 6	$ 28
10% decrease	(7)	(26)

(1)	Estimated impact on, or sensitivity of, income before taxes to a 50 basis point increase or decrease in interest rates.
(2)	Interest rate sensitivities assume a parallel shift in assumed interest rates across the entire yield curve as at the end of the period with no change in the ultimate risk-free rate.
(3)
Estimated impact on, or sensitivity of, income before taxes to a 10% increase or decrease in our exposure to equity price risk arising from our investment in equity securities at the reporting date, assuming all other variables remain constant.